Submission	Aug. 08, 2025
Submission [Line Items]
Central Index Key	0002079933
Registrant Name	TGE Value Creative Solutions Corp
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES